JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 56.1%
Australia — 0.5%
Commonwealth Bank of Australia 3.78%, 3/14/2032 (a)	1,485	1,342
Glencore Funding LLC
2.50%, 9/1/2030 (a)	3,363	2,844
2.85%, 4/27/2031 (a)	7,500	6,443
2.63%, 9/23/2031 (a)	4,594	3,854
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	1,525	1,164
Westpac Banking Corp.
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	900	881
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	980	919
		17,447
Austria — 0.1%
ams-OSRAM AG
6.00%, 7/31/2025 (c)	EUR 2,310	2,437
7.00%, 7/31/2025 (a)	1,235	1,231
		3,668
Belgium — 0.8%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046	4,955	4,941
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048	3,631	3,374
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e)	EUR 10,000	10,695
Ontex Group NV 3.50%, 7/15/2026 (c)	EUR 1,300	1,204
Sarens Finance Co. NV 5.75%, 2/21/2027 (c)	EUR 1,600	1,365
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (c) (d) (e)	EUR 2,071	2,279
Solvay SA (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (b) (c) (d) (e)	EUR 800	790
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (c)	EUR 2,000	2,025
		26,673
Brazil — 0.7%
Gerdau Trade, Inc. 4.88%, 10/24/2027 (c)	1,131	1,155
Guara Norte SARL 5.20%, 6/15/2034 (a)	4,131	3,501
Klabin Austria GmbH 7.00%, 4/3/2049 (c)	2,991	2,916
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,908	2,645
Nexa Resources SA 5.38%, 5/4/2027 (c)	4,523	4,399
Suzano Austria GmbH
3.75%, 1/15/2031	806	713
7.00%, 3/16/2047 (c)	1,660	1,727
Vale Overseas Ltd. 3.75%, 7/8/2030	6,702	6,249
		23,305
Canada — 0.8%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,736
4.00%, 10/15/2030 (a)	975	859
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b)	5,585	5,268
Bombardier, Inc.
7.50%, 12/1/2024 (a)	231	224
7.88%, 4/15/2027 (a)	1,062	969

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Canadian Pacific Railway Co.
2.45%, 12/2/2031	1,620	1,427
3.00%, 12/2/2041	760	627
3.10%, 12/2/2051	1,720	1,349
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,001
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	1,903	1,884
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	374
4.00%, 8/1/2028 (a)	2,110	1,898
4.38%, 8/15/2029 (a)	400	357
MEG Energy Corp. 7.13%, 2/1/2027 (a)	829	868
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	562
5.25%, 6/1/2027 (a)	1,033	1,005
Precision Drilling Corp. 7.13%, 1/15/2026 (a)	684	684
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	988	951
Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,306
		28,349
Chile — 0.3%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,512	3,435
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	2,890	2,618
Kenbourne Invest SA 6.88%, 11/26/2024 (a)	2,760	2,632
		8,685
China — 0.7%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	2,420	2,323
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (c)	6,408	3,845
Huarong Finance 2017 Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (b) (c) (d) (e)	1,320	1,316
4.25%, 11/7/2027 (c)	3,620	3,358
Huarong Finance 2019 Co. Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 2.63%, 2/24/2023 (b) (c)	1,880	1,856
2.13%, 9/30/2023 (c)	1,865	1,814
3.75%, 5/29/2024 (c)	1,860	1,811
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (c)	3,780	3,402
NXP BV 3.25%, 5/11/2041	4,080	3,147
		22,872
Colombia — 0.1%
AI Candelaria Spain SA
7.50%, 12/15/2028 (c)	1,200	1,155
5.75%, 6/15/2033 (a)	1,869	1,537
		2,692
Denmark — 0.0% ^
DKT Finance ApS 7.00%, 6/17/2023 (c)	EUR 1,000	1,063
France — 3.3%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024 (b) (c) (d) (e)	EUR 600	626

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Altice France SA
5.88%, 2/1/2027 (c)	EUR 1,550	1,587
3.38%, 1/15/2028 (c)	EUR 2,159	1,944
4.13%, 1/15/2029 (c)	EUR 595	534
5.50%, 10/15/2029 (a)	1,745	1,514
Banijay Entertainment SASU 3.50%, 3/1/2025 (c)	EUR 1,249	1,297
Banijay Group SAS 6.50%, 3/1/2026 (c)	EUR 1,500	1,563
BPCE SA
5.15%, 7/21/2024 (a)	8,195	8,342
4.88%, 4/1/2026 (a)	1,880	1,890
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	3,640	2,986
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	1,765	1,479
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (c) (f)	EUR 1,700	1,634
CGG SA 7.75%, 4/1/2027 (c)	EUR 976	1,012
Chrome Bidco SASU 3.50%, 5/31/2028 (c)	EUR 1,645	1,592
Chrome Holdco SASU 5.00%, 5/31/2029 (c)	EUR 652	600
Credit Agricole SA
3.25%, 10/4/2024 (a)	1,062	1,049
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (d) (e)	13,200	14,190
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	827	738
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (b) (c) (d) (e)	EUR 1,700	1,729
(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (b) (c)	EUR 2,300	2,375
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (b) (c) (d) (e)	EUR 2,000	2,067
(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026 (b) (c) (d) (e)	EUR 1,000	930
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (b) (c) (d) (e)	EUR 1,200	1,095
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (c) (d) (e)	EUR 800	677
Elis SA 2.88%, 2/15/2026 (c)	EUR 2,300	2,411
Faurecia SE
2.63%, 6/15/2025 (c)	EUR 650	652
3.13%, 6/15/2026 (c)	EUR 1,350	1,328
2.38%, 6/15/2027 (c)	EUR 4,100	3,675
3.75%, 6/15/2028 (c)	EUR 700	656
Iliad Holding SASU
5.13%, 10/15/2026 (c)	EUR 493	513
5.63%, 10/15/2028 (c)	EUR 1,860	1,887
La Financiere Atalian SASU
4.00%, 5/15/2024 (c)	EUR 1,700	1,613
5.13%, 5/15/2025 (c)	EUR 1,116	1,045
Loxam SAS 4.50%, 2/15/2027 (a)	EUR 1,136	1,146
Lune Holdings SARL 5.63%, 11/15/2028 (c)	EUR 1,599	1,541
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (b) (c) (d) (e)	EUR 1,400	1,487
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (b) (c) (d) (e)	EUR 1,000	985
Orano SA 4.88%, 9/23/2024	EUR 1,200	1,336
Paprec Holding SA 3.50%, 7/1/2028 (c)	EUR 1,073	1,067
Parts Europe SA 6.50%, 7/16/2025 (c)	EUR 1,256	1,382

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Quatrim SASU 5.88%, 1/15/2024 (c)	EUR 1,726	1,834
Renault SA
1.25%, 6/24/2025 (c)	EUR 1,500	1,470
2.00%, 9/28/2026 (c)	EUR 1,700	1,589
1.13%, 10/4/2027 (c)	EUR 1,300	1,105
Societe Generale SA
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (d) (e)	4,200	4,360
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (d) (e)	8,242	7,190
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (b)	5,032	4,282
SPIE SA 3.13%, 3/22/2024 (c)	EUR 3,200	3,470
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,561
3.13%, 5/29/2050	800	644
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (b) (c) (d) (e)	EUR 4,000	4,191
Vallourec SA
8.50%, 6/30/2026 (c)	EUR 600	647
Series IAI, 8.50%, 6/30/2026	EUR 527	568
		112,085
Germany — 1.7%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (c)	EUR 1,200	1,065
BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (c)	EUR 2,369	2,227
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (c)	EUR 2,220	2,221
CT Investment GmbH 5.50%, 4/15/2026 (c)	EUR 1,025	961
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	10,770	10,497
(SOFR + 2.26%), 3.74%, 1/7/2033 (b)	5,480	4,480
Deutsche Lufthansa AG 3.00%, 5/29/2026 (c)	EUR 3,600	3,581
Douglas GmbH 6.00%, 4/8/2026 (c)	EUR 3,100	2,816
IHO Verwaltungs GmbH 3.88% (Cash), 5/15/2027 (c) (g) (h)	EUR 1,400	1,301
Kirk Beauty SUN GmbH 8.25% (PIK), 10/1/2026 (c) (g)	EUR 1,785	1,300
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076 (b) (c)	EUR 850	924
Nidda BondCo GmbH 5.00%, 9/30/2025 (c)	EUR 2,825	2,676
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (c)	EUR 2,184	2,173
Renk AG 5.75%, 7/15/2025 (c)	EUR 1,492	1,522
Schaeffler AG
2.88%, 3/26/2027 (c)	EUR 2,800	2,825
3.38%, 10/12/2028 (c)	EUR 600	587
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (c)	EUR 2,200	2,197
thyssenkrupp AG
1.88%, 3/6/2023 (c)	EUR 400	426
2.88%, 2/22/2024 (c)	EUR 300	320
TK Elevator Holdco GmbH 6.63%, 7/15/2028 (c)	EUR 1,260	1,211
TK Elevator Midco GmbH 4.38%, 7/15/2027 (c)	EUR 1,316	1,303
TUI Cruises GmbH 6.50%, 5/15/2026 (c)	EUR 833	789
Volkswagen International Finance NV (EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (b) (c) (d) (e)	EUR 700	743
Volkswagen Leasing GmbH 0.63%, 7/19/2029 (c)	EUR 3,100	2,844
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (c)	EUR 500	429

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
ZF Europe Finance BV
2.00%, 2/23/2026 (c)	EUR 1,400	1,324
2.50%, 10/23/2027 (c)	EUR 1,700	1,542
ZF Finance GmbH
3.00%, 9/21/2025 (c)	EUR 1,300	1,310
2.25%, 5/3/2028 (c)	EUR 500	442
3.75%, 9/21/2028 (c)	EUR 2,200	2,075
		58,111
Greece — 0.3%
Alpha Bank SA 2.50%, 2/5/2023 (c)	EUR 10,700	11,624
India — 0.3%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	2,117	1,927
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	5,491	4,939
NTPC Ltd. 3.75%, 4/3/2024 (c)	2,540	2,534
		9,400
Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT
5.45%, 5/15/2030 (a)	2,380	2,408
6.76%, 11/15/2048 (c)	595	604
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,431
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (c)	610	599
3.00%, 6/30/2030 (a)	2,940	2,540
4.38%, 2/5/2050 (c)	879	703
		10,285
Ireland — 0.7%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,370	1,225
3.00%, 10/29/2028	4,410	3,869
AIB Group plc
(EUR Swap Annual 5 Year + 5.70%), 5.25%, 10/9/2024 (b) (c) (d) (e)	EUR 3,700	3,858
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (c) (d) (e)	EUR 1,400	1,495
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (a)	2,337	2,285
2.13%, 2/21/2026 (a)	810	723
4.25%, 4/15/2026 (a)	2,300	2,201
4.38%, 5/1/2026 (a)	1,075	1,035
2.53%, 11/18/2027 (a)	796	687
eircom Finance DAC 3.50%, 5/15/2026 (c)	EUR 3,230	3,246
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)	280	283
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (c)	EUR 1,950	2,129
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (c)	EUR 1,500	1,515
		24,551

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Israel — 0.3%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (c)	2,289	2,163
5.38%, 3/30/2028 (c)	2,205	2,042
Leviathan Bond Ltd.
6.13%, 6/30/2025 (c)	2,229	2,217
6.50%, 6/30/2027 (c)	2,001	1,980
6.75%, 6/30/2030 (c)	1,390	1,372
		9,774
Italy — 2.3%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (c)	EUR 1,200	1,371
Atlantia SpA
1.63%, 2/3/2025 (c)	EUR 900	915
1.88%, 7/13/2027 (c)	EUR 1,600	1,532
1.88%, 2/12/2028 (c)	EUR 800	750
Autostrade per l'Italia SpA
1.63%, 6/12/2023	EUR 200	215
1.88%, 11/4/2025 (c)	EUR 580	585
1.75%, 6/26/2026 (c)	EUR 1,075	1,061
1.75%, 2/1/2027 (c)	EUR 2,800	2,731
2.00%, 12/4/2028 (c)	EUR 3,200	2,993
1.88%, 9/26/2029 (c)	EUR 2,700	2,457
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,528
1.88%, 7/12/2028 (a)	4,745	4,144
2.25%, 7/12/2031 (a)	1,130	932
Gamma Bidco SpA 5.13%, 7/15/2025 (c)	EUR 2,399	2,469
Guala Closures SpA 3.25%, 6/15/2028 (c)	EUR 1,416	1,279
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (c)	EUR 1,200	1,223
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.86%), 6.25%, 5/16/2024 (b) (c) (d) (e)	EUR 1,600	1,752
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	EUR 5,513	6,212
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (b) (c) (d) (e)	EUR 1,867	1,834
(EUR Swap Annual 5 Year + 6.09%), 5.87%, 9/1/2031 (b) (c) (d) (e)	EUR 1,300	1,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (b)	670	549
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	2,144	1,609
Kedrion SpA 3.38%, 5/15/2026 (c)	EUR 1,620	1,648
Leonardo SpA 4.88%, 3/24/2025	EUR 2,300	2,617
Nexi SpA 1.63%, 4/30/2026 (c)	EUR 1,500	1,473
Pro-Gest SpA 3.25%, 12/15/2024 (c)	EUR 1,400	1,123
Rossini SARL 6.75%, 10/30/2025 (c)	EUR 1,750	1,901
Saipem Finance International BV
3.75%, 9/8/2023 (c)	EUR 1,000	1,057
2.63%, 1/7/2025 (c)	EUR 500	493
TeamSystem SpA 3.50%, 2/15/2028 (c)	EUR 1,568	1,522
Telecom Italia Capital SA
6.38%, 11/15/2033	2,124	1,938
6.00%, 9/30/2034	68	60

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
7.20%, 7/18/2036	1,300	1,175
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR 1,300	1,578
Telecom Italia SpA
4.00%, 4/11/2024 (c)	EUR 750	813
3.00%, 9/30/2025 (c)	EUR 1,900	1,971
3.63%, 5/25/2026 (c)	EUR 4,350	4,583
2.38%, 10/12/2027 (c)	EUR 800	766
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e)	EUR 3,600	3,942
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	2,806	2,477
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (d) (e)	EUR 1,818	1,596
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	2,370	1,954
Verde Bidco SpA 4.63%, 10/1/2026 (c)	EUR 289	285
		76,369
Japan — 0.1%
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040	3,920	3,163
Kazakhstan — 0.1%
KazMunayGas National Co. JSC 5.75%, 4/19/2047 (c)	5,480	4,637
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,569
Luxembourg — 0.7%
Altice Finco SA 4.75%, 1/15/2028 (c)	EUR 2,225	1,988
Altice France Holding SA
8.00%, 5/15/2027 (c)	EUR 2,450	2,466
8.00%, 5/15/2027 (a)	EUR 2,823	2,841
4.00%, 2/15/2028 (c)	EUR 400	340
ARD Finance SA 5.00% (Cash), 6/30/2027 (c) (g) (h)	EUR 1,043	884
Herens Midco SARL 5.25%, 5/15/2029 (c)	EUR 1,986	1,618
INEOS Finance plc 3.38%, 3/31/2026 (c)	EUR 1,197	1,215
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,489	2,321
Matterhorn Telecom SA 3.13%, 9/15/2026 (c)	EUR 2,224	2,198
Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (c)	EUR 1,188	1,229
PLT VII Finance SARL 4.63%, 1/5/2026 (c)	EUR 1,923	1,932
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (b) (c) (d) (e)	EUR 2,200	2,123
Summer BC Holdco A SARL 9.25%, 10/31/2027 (c)	EUR 1,478	1,484
Summer BC Holdco B SARL 5.75%, 10/31/2026 (c)	EUR 1,583	1,644
		24,283
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,688
Mexico — 1.0%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,266
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (b) (d) (e)	1,320	1,304
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (b)	4,300	3,873

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (a) (b) (d) (e)	5,558	5,096
5.20%, 9/17/2030 (c)	906	849
3.88%, 7/11/2031 (a)	5,331	4,465
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	2,049
Petroleos Mexicanos
6.75%, 9/21/2047	11,395	8,167
6.95%, 1/28/2060	7,095	5,091
		33,160
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (c)	2,280	2,098
Netherlands — 1.6%
ABN AMRO Bank NV
4.75%, 7/28/2025 (a)	3,555	3,597
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (c) (d) (e)	EUR 8,000	8,362
4.80%, 4/18/2026 (a)	2,000	2,007
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	4,000	3,336
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (b) (c) (d) (e)	EUR 4,200	4,320
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	5,350	5,192
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (b) (d) (e)	1,741	1,737
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	4,745	4,711
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (d) (e)	3,645	2,908
(SOFR + 2.07%), 4.25%, 3/28/2033 (b)	480	459
Lincoln Financing SARL 3.63%, 4/1/2024 (c)	EUR 560	595
Nobel Bidco BV 3.13%, 6/15/2028 (c)	EUR 1,859	1,577
OCI NV 3.63%, 10/15/2025 (c)	EUR 990	1,077
Q-Park Holding I BV
1.50%, 3/1/2025 (c)	EUR 275	267
2.00%, 3/1/2027 (c)	EUR 875	799
Sigma Holdco BV 5.75%, 5/15/2026 (c)	EUR 2,043	1,552
Sunshine Mid BV 6.50%, 5/15/2026 (c)	EUR 2,800	3,030
Titan Holdings II BV 5.13%, 7/15/2029 (c)	EUR 1,161	1,084
Trivium Packaging Finance BV
3.75%, 8/15/2026 (c) (f)	EUR 1,500	1,548
5.50%, 8/15/2026 (a) (f)	200	199
8.50%, 8/15/2027 (a) (f)	200	197
UPC Holding BV 5.50%, 1/15/2028 (a)	200	189
VZ Vendor Financing II BV 2.88%, 1/15/2029 (c)	EUR 500	445
Ziggo Bond Co. BV 3.38%, 2/28/2030 (c)	EUR 3,624	3,142
Ziggo BV 2.88%, 1/15/2030 (c)	EUR 465	417
		52,747
Peru — 0.1%
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,366

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Portugal — 0.4%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (c)	EUR 3,900	3,868
EDP Finance BV 3.63%, 7/15/2024 (a)	9,520	9,490
		13,358
Spain — 2.2%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (b) (c) (d) (e)	EUR 1,800	1,779
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (b) (c) (d) (e)	EUR 700	634
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (b) (c) (d) (e)	EUR 4,000	4,283
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (d) (e)	EUR 8,600	9,185
Banco Santander SA
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (b) (c) (d) (e)	1,800	1,843
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (b) (d) (e)	3,800	3,341
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (b) (c) (d) (e)	EUR 6,000	6,625
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR 7,000	7,721
(EUR Swap Annual 5 Year + 6.35%), 5.87%, 10/9/2027 (b) (c) (d) (e)	EUR 200	209
Cellnex Telecom SA
2.88%, 4/18/2025 (c)	EUR 1,500	1,611
1.88%, 6/26/2029	EUR 900	804
Cirsa Finance International SARL
6.25%, 12/20/2023 (c)	EUR 627	669
4.75%, 5/22/2025 (c)	EUR 1,200	1,224
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (c)	EUR 700	671
3.13%, 1/1/2028 (c)	EUR 1,372	1,289
eDreams ODIGEO SA 5.50%, 7/15/2027 (c)	EUR 1,207	1,172
Grifols Escrow Issuer SA
3.88%, 10/15/2028 (c)	EUR 852	823
4.75%, 10/15/2028 (a)	440	402
Grifols SA
1.63%, 2/15/2025 (c)	EUR 1,580	1,618
3.20%, 5/1/2025 (c)	EUR 400	412
2.25%, 11/15/2027 (c)	EUR 2,001	1,943
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (c)	EUR 500	439
3.50%, 4/30/2028 (c)	EUR 555	435
Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (b) (c) (d) (e)	EUR 3,400	3,637
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (c)	EUR 1,134	1,023
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (c)	EUR 4,372	4,385
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (b) (c) (d) (e)	EUR 400	431
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (c)	EUR 3,250	3,544
Telefonica Emisiones SA
4.67%, 3/6/2038	930	866
5.21%, 3/8/2047	1,950	1,836
Telefonica Europe BV

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (b) (c) (d) (e)	EUR 1,900	2,040
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (b) (c) (d) (e)	EUR 1,600	1,718
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (b) (c) (d) (e)	EUR 2,900	3,245
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (b) (c) (d) (e)	EUR 1,100	1,150
		73,007
Sweden — 0.3%
Dometic Group AB 3.00%, 5/8/2026 (c)	EUR 1,000	1,014
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e)	3,000	2,685
Verisure Holding AB
3.88%, 7/15/2026 (c)	EUR 1,207	1,206
3.25%, 2/15/2027 (c)	EUR 1,800	1,710
Verisure Midholding AB 5.25%, 2/15/2029 (c)	EUR 2,663	2,402
Volvo Car AB
2.00%, 1/24/2025 (c)	EUR 2,200	2,279
2.50%, 10/7/2027 (c)	EUR 600	601
		11,897
Switzerland — 1.4%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (d) (e)	8,490	8,523
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (d) (e)	891	863
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (a) (b) (d) (e)	3,800	3,508
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (b) (d) (e)	4,858	4,182
4.28%, 1/9/2028 (a)	6,530	6,281
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	1,585	1,485
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)	1,853	1,717
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	5,132	4,304
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	800	784
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (b) (d) (e)	9,990	10,189
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (e)	5,030	5,206
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (c) (d) (e)	1,705	1,741
		48,783
Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (c)	2,490	2,507
Thailand — 0.1%
Thai Oil PCL 3.63%, 1/23/2023 (c)	2,510	2,510
United Arab Emirates — 0.2%
DP World Crescent Ltd. 4.85%, 9/26/2028 (c)	2,490	2,515
Fab Sukuk Co. Ltd.
3.88%, 1/22/2024 (c)	1,490	1,501
2.50%, 1/21/2025 (c)	929	908
Mashreqbank PSC 4.25%, 2/26/2024 (c)	466	467
		5,391

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 3.5%
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (d) (e)	294	299
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (b) (c) (d) (e)	GBP 4,226	5,272
4.84%, 5/9/2028	710	701
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b)	305	300
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (d) (e)	3,406	3,318
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (b) (c) (d) (e)	EUR 5,700	5,936
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (d) (e)	5,995	5,606
Constellation Automotive Financing plc 4.88%, 7/15/2027 (c)	GBP 1,031	1,049
CPUK Finance Ltd.
4.88%, 8/28/2025 (c)	GBP 500	597
4.50%, 8/28/2027 (c)	GBP 700	814
EC Finance plc 3.00%, 10/15/2026 (c)	EUR 2,239	2,244
eG Global Finance plc
3.63%, 2/7/2024 (c)	EUR 350	358
4.38%, 2/7/2025 (c)	EUR 2,575	2,605
Heathrow Funding Ltd. 5.88%, 5/13/2041 (c)	GBP 1,900	2,830
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b) (d) (e)	997	1,007
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	5,690	5,347
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	4,940	4,489
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	8,500	7,442
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (b) (c) (d) (e)	EUR 2,001	1,990
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	535	464
Iceland Bondco plc 4.63%, 3/15/2025 (c)	GBP 1,725	1,820
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (c)	EUR 1,967	1,917
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (c)	EUR 454	450
INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (c)	EUR 523	490
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (c)	EUR 800	797
3.75%, 3/25/2029 (c)	EUR 500	443
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024 (c)	EUR 985	1,034
4.50%, 1/15/2026 (c)	EUR 500	486
6.88%, 11/15/2026 (c)	EUR 1,006	1,046
Lloyds Banking Group plc (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (b) (c) (d) (e)	EUR 3,085	3,304
Motion Finco SARL 7.00%, 5/15/2025 (c)	EUR 450	489
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024 (b) (c) (d) (e)	GBP 200	249
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (e)	GBP 3,154	3,848
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	830	832
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (b) (d) (e)	GBP 7,637	8,812
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (c)	EUR 2,534	2,375
Pinnacle Bidco plc 5.50%, 2/15/2025 (c)	EUR 1,444	1,473
Punch Finance plc 6.13%, 6/30/2026 (c)	GBP 1,186	1,372

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
RAC Bond Co. plc 5.25%, 11/4/2027 (c)	GBP 1,078	1,170
Rolls-Royce plc
4.63%, 2/16/2026 (c)	EUR 551	590
5.75%, 10/15/2027 (a)	915	910
5.75%, 10/15/2027 (c)	GBP 970	1,210
Santander UK Group Holdings plc
(BPSWS5 + 6.07%), 6.75%, 6/24/2024 (b) (c) (d) (e)	GBP 394	499
4.75%, 9/15/2025 (a)	1,520	1,524
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	5,200	4,650
SIG plc 5.25%, 11/30/2026 (c)	EUR 708	704
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (a) (b) (d) (e)	1,000	1,005
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	4,300	4,248
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (b)	3,600	3,515
Synthomer plc 3.88%, 7/1/2025 (c)	EUR 1,458	1,542
Virgin Media Finance plc 3.75%, 7/15/2030 (c)	EUR 600	526
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (c)	GBP 2,900	3,541
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (c)	GBP 689	765
Vodafone Group plc
5.25%, 5/30/2048	1,550	1,552
4.88%, 6/19/2049	1,649	1,589
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (b) (c)	EUR 2,200	2,359
(EUR Swap Annual 5 Year + 3.00%), 2.62%, 8/27/2080 (b) (c)	EUR 616	619
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (b) (c)	EUR 2,900	2,649
Wheel Bidco Ltd. 6.75%, 7/15/2026 (c)	GBP 770	848
		119,920
United States — 30.8%
AbbVie, Inc.
4.05%, 11/21/2039	2,415	2,247
4.70%, 5/14/2045	862	855
4.25%, 11/21/2049	1,555	1,456
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	410	398
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,690	5,737
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (c)	EUR 1,503	1,510
4.88%, 8/15/2026 (a)	700	651
ADT Security Corp. (The)
4.13%, 6/15/2023	290	291
4.13%, 8/1/2029 (a)	1,725	1,535
AES Corp. (The)
3.30%, 7/15/2025 (a)	781	760
1.38%, 1/15/2026	3,770	3,406
3.95%, 7/15/2030 (a)	1,568	1,455
Air Lease Corp.
3.25%, 3/1/2025	1,400	1,359
2.88%, 1/15/2026	1,713	1,612
3.25%, 10/1/2029	4,550	3,984

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	105
4.63%, 1/15/2027 (a)	605	588
4.88%, 2/15/2030 (a)	425	396
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	3,035	3,051
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	963
Alexandria Real Estate Equities, Inc., REIT 1.88%, 2/1/2033	890	704
Allegheny Technologies, Inc. 4.88%, 10/1/2029	440	396
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	93	92
9.75%, 7/15/2027 (a)	94	88
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	265
5.88%, 6/1/2029 (a)	3,525	3,532
Amazon.com, Inc. 2.70%, 6/3/2060	1,465	1,058
Ameren Corp. 3.50%, 1/15/2031	850	795
American Airlines Pass-Through Trust Series 2021-1, 2.88%, 7/11/2034	1,130	993
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	129	124
6.50%, 4/1/2027	1,780	1,691
6.88%, 7/1/2028	885	847
5.00%, 10/1/2029	1,970	1,750
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (d) (e)	1,388	1,180
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR 200	196
American Tower Corp., REIT 2.10%, 6/15/2030	6,470	5,316
AmeriGas Partners LP 5.50%, 5/20/2025	505	500
Amgen, Inc. 4.20%, 2/22/2052	3,820	3,528
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,423	2,868
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	902
5.75%, 1/15/2028 (a)	1,280	1,280
5.38%, 6/15/2029 (a)	415	416
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	226
7.63%, 2/1/2029 (a)	913	990
5.38%, 3/1/2030 (a)	345	350
APi Escrow Corp. 4.75%, 10/15/2029 (a)	218	192
Apple, Inc.
3.75%, 9/12/2047	3,650	3,435
2.65%, 2/8/2051	930	719
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	429
6.13%, 12/1/2028 (a)	2,175	1,826
Arconic Corp.
6.00%, 5/15/2025 (a)	1,485	1,518
6.13%, 2/15/2028 (a)	700	686

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ardagh Metal Packaging Finance USA LLC
2.00%, 9/1/2028 (c)	EUR 990	911
3.00%, 9/1/2029 (c)	EUR 727	622
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (c)	EUR 1,885	1,775
4.13%, 8/15/2026 (a)	935	870
5.25%, 8/15/2027 (a)	365	305
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,139
Ashland Services BV 2.00%, 1/30/2028 (c)	EUR 407	396
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,525
3.50%, 9/15/2053	3,980	3,209
3.55%, 9/15/2055	1,946	1,558
Audacy Capital Corp.
6.50%, 5/1/2027 (a)	416	271
6.75%, 3/31/2029 (a)	985	614
Avantor Funding, Inc.
3.88%, 7/15/2028 (c)	EUR 1,435	1,459
4.63%, 7/15/2028 (a)	1,156	1,125
Aviation Capital Group LLC 1.95%, 9/20/2026 (a)	205	180
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	256
5.38%, 3/1/2029 (a)	3,070	2,809
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	448
Ball Corp.
4.38%, 12/15/2023	EUR 1,525	1,690
1.50%, 3/15/2027	EUR 600	578
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (d) (e)	661	659
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (b) (d) (e)	976	990
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (d) (e)	235	236
(ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (d) (e)	3,314	3,377
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	4,060	3,989
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	3,060	2,855
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	1,875	1,652
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	3,282	2,964
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	6,260	5,187
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	3,490	2,881
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	8,620	7,512
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	2,465	2,072
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	2,270	1,947
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	1,965	1,514
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	204
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	725	608
8.50%, 1/31/2027 (a)	298	237

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,637
9.00%, 12/15/2025 (a)	643	546
5.75%, 8/15/2027 (a)	29	26
7.00%, 1/15/2028 (a)	227	155
5.00%, 1/30/2028 (a)	610	389
4.88%, 6/1/2028 (a)	1,480	1,271
7.25%, 5/30/2029 (a)	252	167
5.25%, 1/30/2030 (a)	2,179	1,275
Belden, Inc. 3.38%, 7/15/2027 (c)	EUR 3,000	2,995
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (a)	1,978	1,972
Berry Global, Inc. 4.88%, 7/15/2026 (a)	1,284	1,263
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	402
Biogen, Inc. 2.25%, 5/1/2030	596	504
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,673	1,581
Block, Inc. 3.50%, 6/1/2031 (a)	415	356
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	393
Boeing Co. (The)
5.04%, 5/1/2027	3,089	3,104
3.50%, 3/1/2039	2,500	1,886
5.71%, 5/1/2040	1,080	1,064
3.95%, 8/1/2059	1,190	864
Booz Allen Hamilton, Inc. 4.00%, 7/1/2029 (a)	100	95
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,479
BP Capital Markets America, Inc. 2.72%, 1/12/2032	2,200	1,980
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	1,500	1,408
Buckeye Partners LP
4.13%, 12/1/2027	435	405
4.50%, 3/1/2028 (a)	140	130
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	1,317	1,174
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	1,430	1,422
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	467	469
Callon Petroleum Co. 6.13%, 10/1/2024	221	220
Calpine Corp. 5.25%, 6/1/2026 (a)	267	260
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (d) (e)	6,083	5,198
Carnival Corp.
1.88%, 11/7/2022	EUR 850	902
10.13%, 2/1/2026 (c)	EUR 1,521	1,747
6.00%, 5/1/2029 (a)	870	735
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	46	45
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	6,022
5.00%, 2/1/2028 (a)	3,475	3,367
5.38%, 6/1/2029 (a)	1,498	1,455
4.75%, 3/1/2030 (a)	7,188	6,631
4.50%, 8/15/2030 (a)	1,625	1,468

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 2/1/2031 (a)	2,422	2,137
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,875	2,939
CDK Global, Inc. 5.25%, 5/15/2029 (a)	712	712
CDW LLC
4.25%, 4/1/2028	3,811	3,640
3.25%, 2/15/2029	143	126
Cedar Fair LP
5.50%, 5/1/2025 (a)	1,600	1,624
5.25%, 7/15/2029	1,134	1,094
Centene Corp.
4.25%, 12/15/2027	857	853
4.63%, 12/15/2029	3,680	3,627
CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	5,316
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	3,049
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,911
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (d) (e)	2,672	2,417
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (d) (e)	8,297	6,610
Charter Communications Operating LLC
2.30%, 2/1/2032	1,280	1,012
3.50%, 6/1/2041	1,260	945
5.38%, 5/1/2047	2,844	2,610
4.80%, 3/1/2050	1,725	1,483
3.70%, 4/1/2051	4,637	3,359
3.90%, 6/1/2052	1,130	843
Chemours Co. (The)
5.38%, 5/15/2027	160	159
5.75%, 11/15/2028 (a)	290	286
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	4,606	4,746
Cheniere Energy Partners LP 3.25%, 1/31/2032 (a)	1,285	1,123
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	1,155	1,172
6.75%, 4/15/2029 (a)	1,985	2,092
Chevron USA, Inc. 2.34%, 8/12/2050	3,342	2,421
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	540	556
5.88%, 3/15/2026 (a)	170	161
5.25%, 7/15/2028 (a)	835	750
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (d) (e)	2,575	2,476
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	4,621	4,168
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (d) (e)	8,987	8,023
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	3,415	3,361
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	5,950	5,879
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	9,400	8,166

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	375	317
Clarios Global LP 6.25%, 5/15/2026 (a)	764	766
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	224
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,074	1,906
7.75%, 4/15/2028 (a)	2,575	2,161
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	2,253	2,094
Cogent Communications Group, Inc. 4.38%, 6/30/2024 (c)	EUR 850	899
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,275	932
Comcast Corp.
2.80%, 1/15/2051	3,899	2,952
2.99%, 11/1/2063 (a)	3,052	2,206
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	1,208	1,125
5.00%, 3/15/2027 (a)	392	327
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,470	1,437
4.75%, 9/1/2029 (a)	855	757
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,877	1,881
6.13%, 4/1/2030 (a)	765	557
5.25%, 5/15/2030 (a)	570	491
4.75%, 2/15/2031 (a)	2,275	1,835
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,379
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,540	1,363
Constellation Energy Generation LLC 5.60%, 6/15/2042	2,735	2,682
Constellium SE
4.25%, 2/15/2026 (c)	EUR 641	668
5.63%, 6/15/2028 (a)	930	892
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	1,345	673
Coty, Inc.
3.88%, 4/15/2026 (c)	EUR 900	880
4.75%, 4/15/2026 (c)	EUR 600	580
5.00%, 4/15/2026 (a)	1,070	1,023
4.75%, 1/15/2029 (a)	420	371
Crestwood Midstream Partners LP
5.75%, 4/1/2025	910	902
5.63%, 5/1/2027 (a)	100	97
Crown Americas LLC 4.75%, 2/1/2026	274	270
Crown Castle International Corp., REIT 3.30%, 7/1/2030	260	237
Crown European Holdings SA
2.63%, 9/30/2024 (c)	EUR 2,350	2,498
3.38%, 5/15/2025 (c)	EUR 500	539
CSC Holdings LLC 6.50%, 2/1/2029 (a)	2,180	2,147
CVS Health Corp.
1.88%, 2/28/2031	2,405	1,996
2.13%, 9/15/2031	1,480	1,244

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.13%, 4/1/2040	1,205	1,096
2.70%, 8/21/2040	3,480	2,640
Danaher Corp. 2.80%, 12/10/2051	4,050	3,046
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,585
3.75%, 2/15/2031 (a)	648	531
DCP Midstream Operating LP
3.88%, 3/15/2023	580	580
6.75%, 9/15/2037 (a)	535	586
Dell International LLC
6.02%, 6/15/2026	8,385	8,854
4.90%, 10/1/2026	370	378
Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	605	604
Devon Energy Corp. 5.88%, 6/15/2028	439	458
Diamondback Energy, Inc. 3.13%, 3/24/2031	4,145	3,759
Discovery Communications LLC
3.63%, 5/15/2030	445	411
4.65%, 5/15/2050	1,620	1,364
DISH DBS Corp.
5.88%, 7/15/2022	425	425
5.88%, 11/15/2024	6,545	6,019
7.75%, 7/1/2026	2,600	2,223
5.25%, 12/1/2026 (a)	3,795	3,211
5.75%, 12/1/2028 (a)	755	616
Duke Energy Progress LLC
3.40%, 4/1/2032	1,410	1,346
4.00%, 4/1/2052	490	464
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	286
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,616
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,218
4.13%, 4/1/2029 (a)	2,760	2,506
Edison International 3.55%, 11/15/2024	839	832
Elastic NV 4.13%, 7/15/2029 (a)	930	814
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,355	2,108
Embarq Corp. 8.00%, 6/1/2036	590	497
Encompass Health Corp.
5.75%, 9/15/2025	650	657
4.50%, 2/1/2028	642	597
4.75%, 2/1/2030	300	275
Endo Dac
9.50%, 7/31/2027 (a)	223	54
6.00%, 6/30/2028 (a)	308	20
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	2,955	2,247
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,487	2,195
4.38%, 3/31/2029 (a)	3,230	2,731

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Energy Transfer LP
5.25%, 4/15/2029	1,125	1,151
5.35%, 5/15/2045	2,010	1,841
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (d) (e)	140	99
Entegris, Inc. 4.38%, 4/15/2028 (a)	200	187
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,123
Enterprise Products Operating LLC 3.20%, 2/15/2052	3,920	2,960
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	258	77
EQM Midstream Partners LP
4.00%, 8/1/2024	926	928
6.00%, 7/1/2025 (a)	95	96
4.50%, 1/15/2029 (a)	3,055	2,709
EQT Corp. 3.90%, 10/1/2027	1,175	1,133
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (i)	902	—
8.50%, 10/15/2024 ‡ (i)	2,785	—
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (i)	265	16
6.00%, 1/15/2028 (i)	685	41
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,733
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	3,201
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,641
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (b)	1,466	1,450
Fiserv, Inc. 1.63%, 7/1/2030	EUR 5,000	4,844
Ford Motor Credit Co. LLC
4.38%, 8/6/2023	555	555
3.02%, 3/6/2024	EUR 2,500	2,664
2.75%, 6/14/2024	GBP 946	1,132
1.36%, 2/7/2025	EUR 1,375	1,380
5.13%, 6/16/2025	2,965	2,964
3.25%, 9/15/2025	EUR 1,000	1,050
4.39%, 1/8/2026	500	484
4.54%, 8/1/2026	785	770
4.27%, 1/9/2027	6,125	5,879
4.95%, 5/28/2027	2,550	2,538
3.63%, 6/17/2031	3,531	3,053
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	373	360
4.25%, 3/1/2030	1,303	1,230
5.40%, 11/14/2034	8,434	8,584
5.45%, 3/15/2043	610	600
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,895	1,857
5.00%, 5/1/2028 (a)	2,100	1,954
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	410	372
Gartner, Inc.
4.50%, 7/1/2028 (a)	3,535	3,438

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.63%, 6/15/2029 (a)	1,620	1,478
3.75%, 10/1/2030 (a)	845	784
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,090
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,164	2,134
General Electric Co. 4.13%, 9/19/2035 (c)	EUR 3,800	4,519
General Motors Co.
6.13%, 10/1/2025	382	404
5.15%, 4/1/2038	1,600	1,490
Genesis Energy LP 7.75%, 2/1/2028	544	524
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,189
2.90%, 11/15/2031	3,450	2,937
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	2,054	2,041
3.50%, 3/1/2029 (a)	2,765	2,552
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	2,830	2,826
4.25%, 10/21/2025	1,815	1,839
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (d) (e)	5,294	4,482
3.50%, 11/16/2026	6,460	6,377
3.85%, 1/26/2027	3,770	3,737
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	3,790	3,455
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	4,540	4,234
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,730	1,491
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	5,050	4,329
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	9,100	8,086
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	2,665	2,505
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,582
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	558
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	532
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	766
Gray Television, Inc.
5.88%, 7/15/2026 (a)	400	394
7.00%, 5/15/2027 (a)	373	377
Griffon Corp. 5.75%, 3/1/2028	2,360	2,277
HCA, Inc.
5.38%, 2/1/2025	5,855	6,052
5.88%, 2/15/2026	8,669	9,102
5.38%, 9/1/2026	1,000	1,041
4.50%, 2/15/2027	1,840	1,858
3.50%, 9/1/2030	6,500	5,927
2.38%, 7/15/2031	4,335	3,619
3.50%, 7/15/2051	1,470	1,098
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,535	3,544
Hertz Corp. (The)
5.50%, 10/15/2024 (i)	1,600	8

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 12/1/2026 (a)	1,140	1,044
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	410
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	654	642
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,611	1,619
Hologic, Inc.
4.63%, 2/1/2028 (a)	210	209
3.25%, 2/15/2029 (a)	595	536
Howmet Aerospace, Inc.
5.13%, 10/1/2024	622	643
5.90%, 2/1/2027	920	972
6.75%, 1/15/2028	83	88
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,392
Hyundai Capital America
1.30%, 1/8/2026 (a)	1,430	1,288
3.50%, 11/2/2026 (a)	8,025	7,730
3.50%, 11/2/2026 (c)	2,600	2,504
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,120	1,103
8.38%, 5/1/2027	2,228	2,090
5.25%, 8/15/2027 (a)	1,140	1,072
II-VI, Inc. 5.00%, 12/15/2029 (a)	1,389	1,302
ILFC E-Capital Trust I 4.05%, 12/21/2065 (a) (h)	500	390
ILFC E-Capital Trust II 4.30%, 12/21/2065 (a) (h)	535	416
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,545	2,389
International Game Technology plc
3.50%, 7/15/2024 (c)	EUR 1,400	1,511
6.50%, 2/15/2025 (a)	200	206
2.38%, 4/15/2028 (c)	EUR 1,542	1,447
IQVIA, Inc.
2.88%, 9/15/2025 (c)	EUR 325	347
1.75%, 3/15/2026 (c)	EUR 756	756
5.00%, 10/15/2026 (a)	2,390	2,383
5.00%, 5/15/2027 (a)	1,355	1,356
2.88%, 6/15/2028 (c)	EUR 2,699	2,673
2.25%, 3/15/2029 (c)	EUR 480	450
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	597	588
5.25%, 3/15/2028 (a)	297	289
5.00%, 7/15/2028 (a)	2,000	1,945
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,632
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	883
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	36	36
JBS USA LUX SA
6.75%, 2/15/2028 (a)	372	384
6.50%, 4/15/2029 (a)	298	302
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	500	503

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.88%, 12/15/2027 (a)	870	793
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,368
Kansas City Southern 3.50%, 5/1/2050	1,250	1,019
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	898
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	3,765	3,681
4.05%, 4/15/2032	3,360	3,222
Kilroy Realty LP, REIT 2.50%, 11/15/2032	3,333	2,692
Kraft Heinz Foods Co. 2.25%, 5/25/2028 (c)	EUR 700	729
L3Harris Technologies, Inc. 4.85%, 4/27/2035	2,510	2,555
LABL, Inc. 6.75%, 7/15/2026 (a)	2,175	2,099
Lamar Media Corp. 4.00%, 2/15/2030	185	171
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	670	621
Lear Corp. 3.55%, 1/15/2052	1,575	1,096
Level 3 Financing, Inc.
5.38%, 5/1/2025	231	231
5.25%, 3/15/2026	38	37
4.63%, 9/15/2027 (a)	1,925	1,773
3.75%, 7/15/2029 (a)	1,335	1,138
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,670	1,655
6.50%, 5/15/2027 (a)	450	466
4.75%, 10/15/2027 (a)	2,095	2,001
3.75%, 1/15/2028 (a)	610	563
Lowe's Cos., Inc.
3.75%, 4/1/2032	2,860	2,727
4.25%, 4/1/2052	2,908	2,646
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	285	292
Series Y, 7.50%, 4/1/2024	915	947
5.63%, 4/1/2025	2,320	2,303
5.13%, 12/15/2026 (a)	2,389	2,210
4.00%, 2/15/2027 (a)	260	239
Series G, 6.88%, 1/15/2028	184	176
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,496
5.88%, 6/30/2029 (a)	1,250	978
Magallanes, Inc.
4.28%, 3/15/2032 (a)	3,678	3,438
5.05%, 3/15/2042 (a)	1,765	1,595
5.14%, 3/15/2052 (a)	2,605	2,331
Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (i)	1,135	448
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	675	668
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	15	14
Masonite International Corp. 5.38%, 2/1/2028 (a)	95	95
Mattel, Inc.
3.15%, 3/15/2023	243	241

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.75%, 4/1/2029 (a)	1,721	1,653
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	570	563
7.25%, 4/15/2025 (a)	630	609
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR 1,500	1,281
MetLife, Inc.
6.40%, 12/15/2036	435	447
9.25%, 4/8/2038 (a)	3,935	4,766
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	2,005
MGM Resorts International
6.00%, 3/15/2023	3,460	3,495
6.75%, 5/1/2025	2,885	2,931
4.63%, 9/1/2026	307	287
Microchip Technology, Inc. 4.25%, 9/1/2025	2,768	2,754
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	425	374
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	737
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	2,015	1,972
(SOFR + 0.95%), 1.73%, 2/18/2026 (b)	2,780	2,744
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	11,955	10,880
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	3,930	3,525
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	3,908	3,722
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	882	724
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,140	980
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	3,985	3,795
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	440	397
5.25%, 10/1/2029 (a)	1,085	960
MPLX LP
4.13%, 3/1/2027	905	896
4.00%, 3/15/2028	1,245	1,217
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	334
Navient Corp. 5.00%, 3/15/2027	385	354
NCR Corp.
5.75%, 9/1/2027 (a)	955	925
5.00%, 10/1/2028 (a)	2,595	2,446
5.13%, 4/15/2029 (a)	650	620
6.13%, 9/1/2029 (a)	2,290	2,176
Netflix, Inc.
4.38%, 11/15/2026	92	92
4.88%, 4/15/2028	1,130	1,120
5.88%, 11/15/2028	375	388
4.63%, 5/15/2029	EUR 1,000	1,083
3.88%, 11/15/2029 (c)	EUR 2,450	2,529
5.38%, 11/15/2029 (a)	3,936	3,966
3.63%, 6/15/2030 (c)	EUR 1,000	1,014

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
New Albertsons LP
7.45%, 8/1/2029	197	203
8.00%, 5/1/2031	480	513
Newell Brands, Inc.
4.45%, 4/1/2026 (f)	1,625	1,618
5.75%, 4/1/2046 (f)	300	272
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	910
4.75%, 11/1/2028 (a)	1,160	1,093
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	2,499	2,170
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	562	527
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	326	323
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	335	332
Novelis Corp. 4.75%, 1/30/2030 (a)	615	584
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (c)	EUR 1,098	1,037
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	3,480	3,451
6.63%, 1/15/2027	310	318
5.75%, 1/15/2028	200	201
5.25%, 6/15/2029 (a)	210	205
Occidental Petroleum Corp.
8.00%, 7/15/2025	1,760	1,918
5.88%, 9/1/2025	1,740	1,818
8.88%, 7/15/2030	1,005	1,255
6.63%, 9/1/2030	770	863
OI European Group BV 3.13%, 11/15/2024 (c)	EUR 2,000	2,096
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,326	3,155
OneMain Finance Corp.
5.63%, 3/15/2023	625	630
7.13%, 3/15/2026	1,187	1,216
4.00%, 9/15/2030	1,490	1,265
Oracle Corp. 2.88%, 3/25/2031	1,690	1,438
Organon & Co.
2.88%, 4/30/2028 (c)	EUR 1,756	1,732
4.13%, 4/30/2028 (a)	2,880	2,761
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	400	398
5.00%, 8/15/2027 (a)	175	164
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025 (a)	241	235
6.63%, 5/13/2027 (a)	1,130	1,114
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,006	935
4.65%, 8/1/2028	4,230	4,047
4.60%, 6/15/2043	1,222	976
4.75%, 2/15/2044	294	238
PacifiCorp 3.30%, 3/15/2051	1,760	1,443

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,570
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	248	194
Paysafe Finance plc 3.00%, 6/15/2029 (c)	EUR 1,590	1,419
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	200	204
5.50%, 10/15/2027 (a)	824	810
PetSmart, Inc.
4.75%, 2/15/2028 (a)	3,385	3,114
7.75%, 2/15/2029 (a)	1,000	941
PG&E Corp.
5.00%, 7/1/2028	2,865	2,707
5.25%, 7/1/2030	410	378
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,480	1,258
Pike Corp. 5.50%, 9/1/2028 (a)	177	150
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	305	312
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	5,495	4,588
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	176	179
5.50%, 12/15/2029 (a)	1,409	1,342
4.63%, 4/15/2030 (a)	1,000	897
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,906	3,816
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,219
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	742
3.38%, 8/31/2027 (a)	40	36
PTC, Inc. 4.00%, 2/15/2028 (a)	315	301
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	925	889
Range Resources Corp.
8.25%, 1/15/2029	340	368
4.75%, 2/15/2030 (a)	75	73
Raytheon Technologies Corp. 3.75%, 11/1/2046	1,880	1,667
Realogy Group LLC 5.25%, 4/15/2030 (a)	645	561
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	1,065
RHP Hotel Properties LP
4.75%, 10/15/2027	3,924	3,769
4.50%, 2/15/2029 (a)	755	704
Rite Aid Corp.
7.50%, 7/1/2025 (a)	1,264	1,065
8.00%, 11/15/2026 (a)	2,273	1,883
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	435	389
3.63%, 3/1/2029 (a)	540	467
4.00%, 10/15/2033 (a)	435	357
Roper Technologies, Inc. 2.95%, 9/15/2029	5,006	4,557
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	3,927	3,914
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	542	535

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
SBA Communications Corp.
3.88%, 2/15/2027	1,200	1,173
3.13%, 2/1/2029	2,175	1,934
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,195	1,153
4.50%, 10/15/2029	1,772	1,590
4.00%, 4/1/2031	2,495	2,082
4.38%, 2/1/2032	500	413
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	515	466
5.38%, 1/15/2031 (a)	100	88
Sempra Energy 3.80%, 2/1/2038	1,865	1,650
Sensata Technologies BV
5.00%, 10/1/2025 (a)	129	130
4.00%, 4/15/2029 (a)	5,285	5,034
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	475	451
3.75%, 2/15/2031 (a)	286	256
Service Corp. International
5.13%, 6/1/2029	325	325
3.38%, 8/15/2030	974	852
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR 2,100	2,207
2.25%, 6/1/2028	EUR 333	305
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,307	3,286
4.00%, 7/15/2028 (a)	440	408
5.50%, 7/1/2029 (a)	251	249
4.13%, 7/1/2030 (a)	940	847
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	625	614
5.50%, 4/15/2027 (a)	4,110	4,005
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	984	1,018
SM Energy Co. 6.63%, 1/15/2027	500	503
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	400	355
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,173
Series 13-A, 3.90%, 3/15/2043	564	476
3.65%, 2/1/2050	1,513	1,209
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,398
Southwestern Energy Co.
5.95%, 1/23/2025 (f)	147	152
8.38%, 9/15/2028	630	690
5.38%, 3/15/2030	1,260	1,276
Spectrum Brands, Inc.
5.75%, 7/15/2025	84	84
4.00%, 10/1/2026 (c)	EUR 1,450	1,519

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 10/1/2029 (a)	1,550	1,453
5.50%, 7/15/2030 (a)	2,031	1,877
3.88%, 3/15/2031 (a)	2,435	2,082
Sprint Capital Corp. 8.75%, 3/15/2032	1,686	2,190
Sprint Corp.
7.88%, 9/15/2023	4,006	4,196
7.63%, 2/15/2025	4,080	4,415
7.63%, 3/1/2026	756	837
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	300	276
6.13%, 7/1/2029 (a)	745	639
6.00%, 12/1/2029 (a)	280	241
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,060	3,058
Stagwell Global LLC 5.63%, 8/15/2029 (a)	544	492
Standard Industries, Inc.
2.25%, 11/21/2026 (c)	EUR 1,882	1,738
5.00%, 2/15/2027 (a)	34	33
4.75%, 1/15/2028 (a)	3,900	3,699
4.38%, 7/15/2030 (a)	420	378
Staples, Inc.
7.50%, 4/15/2026 (a)	3,570	3,297
10.75%, 4/15/2027 (a)	1,210	992
Summit Materials LLC 5.25%, 1/15/2029 (a)	583	551
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	550	528
Switch Ltd.
3.75%, 9/15/2028 (a)	1,895	1,896
4.13%, 6/15/2029 (a)	835	842
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,500	2,250
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	1,600	1,598
3.55%, 4/14/2025	590	586
3.70%, 4/14/2027	2,230	2,203
4.00%, 4/14/2032	720	691
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,947	2,005
5.50%, 1/15/2028 (a)	105	97
6.00%, 12/31/2030 (a)	600	540
6.00%, 9/1/2031 (a)	1,500	1,323
Targa Resources Partners LP
5.00%, 1/15/2028	1,272	1,246
4.00%, 1/15/2032	1,200	1,095
TEGNA, Inc. 4.63%, 3/15/2028	505	495
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	4,165	3,637
3.88%, 10/15/2031 (a)	435	363
Tenet Healthcare Corp.
6.75%, 6/15/2023	1,400	1,428

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 9/1/2024 (a)	89	89
4.88%, 1/1/2026 (a)	4,850	4,839
6.25%, 2/1/2027 (a)	3,565	3,565
5.13%, 11/1/2027 (a)	1,237	1,228
4.63%, 6/15/2028 (a)	1,665	1,602
6.13%, 10/1/2028 (a)	345	337
4.25%, 6/1/2029 (a)	420	395
Tenneco, Inc.
5.00%, 7/15/2026	590	553
5.13%, 4/15/2029 (a)	265	260
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	260	249
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (i)	125	—
8.50%, 10/1/2022 ‡ (i)	250	—
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR 200	187
TI Automotive Finance plc 3.75%, 4/15/2029 (c)	EUR 1,513	1,293
T-Mobile USA, Inc.
4.75%, 2/1/2028	1,515	1,520
2.55%, 2/15/2031	3,480	3,021
2.25%, 11/15/2031	708	588
TransDigm, Inc. 6.25%, 3/15/2026 (a)	488	496
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	151	148
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	118	112
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	109	106
Transocean, Inc. 11.50%, 1/30/2027 (a)	193	193
Travel + Leisure Co.
6.60%, 10/1/2025 (f)	243	252
6.00%, 4/1/2027 (f)	99	98
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	946	900
5.13%, 4/1/2029 (a)	730	610
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,317	2,397
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	466	364
Triumph Group, Inc. 7.75%, 8/15/2025	715	616
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	1,660	1,501
UGI International LLC 2.50%, 12/1/2029 (c)	EUR 1,985	1,733
Union Electric Co. 3.90%, 4/1/2052	885	809
United Rentals North America, Inc.
5.50%, 5/15/2027	1,321	1,331
4.88%, 1/15/2028	195	195
3.88%, 2/15/2031	438	398
United States Cellular Corp. 6.70%, 12/15/2033	2,794	2,791
United States Steel Corp. 6.88%, 3/1/2029	525	525
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	1,308	1,106
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	127
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,800	2,876
VeriSign, Inc. 2.70%, 6/15/2031	3,171	2,648

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Verizon Communications, Inc.
1.75%, 1/20/2031	3,960	3,281
2.55%, 3/21/2031	4,805	4,253
2.36%, 3/15/2032	1,800	1,550
2.65%, 11/20/2040	905	698
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	200
VICI Properties LP
3.50%, 2/15/2025 (a)	220	210
4.25%, 12/1/2026 (a)	893	848
5.75%, 2/1/2027 (a)	258	257
3.75%, 2/15/2027 (a)	240	223
4.63%, 12/1/2029 (a)	664	624
4.13%, 8/15/2030 (a)	245	225
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,125	3,548
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	330
3.70%, 1/30/2027 (a)	5,300	4,991
5.63%, 2/15/2027 (a)	820	820
4.38%, 5/1/2029 (a)	1,126	1,050
VMware, Inc.
4.70%, 5/15/2030	2,057	2,038
2.20%, 8/15/2031	3,895	3,164
Wabash National Corp. 4.50%, 10/15/2028 (a)	1,730	1,410
Welbilt, Inc. 9.50%, 2/15/2024	295	296
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	4,790	4,409
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	7,030	6,804
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	4,820	4,686
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	3,320	3,229
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	4,205	3,736
4.90%, 11/17/2045	1,210	1,199
Welltower, Inc., REIT 3.85%, 6/15/2032	1,390	1,319
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	1,254	665
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	1,150	1,194
7.25%, 6/15/2028 (a)	125	131
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	748
Williams Cos., Inc. (The)
2.60%, 3/15/2031	1,860	1,612
3.50%, 10/15/2051	3,945	3,042
WMG Acquisition Corp.
2.75%, 7/15/2028 (c)	EUR 700	686
3.00%, 2/15/2031 (a)	1,306	1,119
2.25%, 8/15/2031 (c)	EUR 728	645
WP Carey, Inc.
2.40%, 2/1/2031	580	487

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.25%, 4/1/2033	2,800	2,230
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	180	168
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,875	1,829
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,069	2,722
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,313	1,149
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	3,035	2,648
		1,042,678
Total Corporate Bonds (Cost $2,131,270)		1,897,715
Foreign Government Securities — 17.6%
Angola — 0.4%
Republic of Angola
8.00%, 11/26/2029 (c)	3,420	3,189
8.75%, 4/14/2032 (a)	5,198	4,925
9.13%, 11/26/2049 (c)	4,430	3,877
		11,991
Australia — 4.2%
Commonwealth of Australia 1.25%, 5/21/2032	AUD 242,179	142,949
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (c)	5,641	4,669
Brazil — 0.7%
Notas do Tesouro Nacional 6.00%, 5/15/2035 (h)	BRL 27,420	23,447
China — 1.2%
People's Republic of China
2.89%, 11/18/2031	CNY 63,130	9,486
2.75%, 2/17/2032	CNY 217,170	32,398
		41,884
Colombia — 0.2%
Republic of Colombia
3.13%, 4/15/2031	3,460	2,812
5.20%, 5/15/2049	3,368	2,661
		5,473
Cote D'Ivoire — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	2,330	2,252
6.13%, 6/15/2033 (c)	4,060	3,614
6.88%, 10/17/2040 (a)	EUR 7,400	6,514
		12,380
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,770

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
4.88%, 9/23/2032 (a)	4,140	3,566
6.85%, 1/27/2045 (c)	1,680	1,506
		9,842
Ecuador — 0.1%
Republic of Ecuador 5.00%, 7/31/2030 (c) (f)	4,260	3,525
Egypt — 0.2%
Arab Republic of Egypt
7.05%, 1/15/2032 (a)	1,870	1,468
7.63%, 5/29/2032 (a)	2,800	2,237
7.30%, 9/30/2033 (a)	1,260	975
8.70%, 3/1/2049 (c)	3,300	2,417
		7,097
El Salvador — 0.1%
Republic of El Salvador
5.88%, 1/30/2025 (c)	2,162	920
6.38%, 1/18/2027 (c)	2,468	965
		1,885
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (c)	2,239	1,383
Hungary — 0.3%
Hungary Government Bond
2.13%, 9/22/2031 (a)	2,618	2,113
7.63%, 3/29/2041	3,250	4,009
3.13%, 9/21/2051 (a)	6,150	4,164
		10,286
Indonesia — 0.4%
Republic of Indonesia 7.50%, 4/15/2040	IDR184,321,000	12,515
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	6,734
Italy — 1.4%
Italian Republic Government Bond
0.88%, 5/6/2024	13,407	12,787
2.38%, 10/17/2024	20,243	19,756
2.88%, 10/17/2029	15,840	14,262
		46,805
Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039	2,806	3,351
7.88%, 7/28/2045	2,823	3,269
		6,620
Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034 (a)	EUR 6,252	5,153

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kenya — 0.4%
Republic of Kenya
6.88%, 6/24/2024 (c)	5,630	5,243
6.30%, 1/23/2034 (a)	10,085	7,816
		13,059
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (c) (i)	3,207	280
6.65%, 11/3/2028 (c) (i)	3,134	274
		554
Mexico — 2.4%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN 851,970	40,946
8.50%, 11/18/2038	MXN 511,000	25,450
United Mexican States
3.77%, 5/24/2061	7,068	5,086
3.75%, 4/19/2071	11,835	8,373
		79,855
Nigeria — 0.3%
Federal Republic of Nigeria
7.88%, 2/16/2032 (c)	630	508
7.38%, 9/28/2033 (a)	3,770	2,946
7.63%, 11/28/2047 (c)	10,214	7,328
		10,782
Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026 (c)	3,010	3,036
5.00%, 4/15/2026 (a)	259	261
4.95%, 4/28/2031 (a)	4,630	4,501
3.85%, 6/28/2033 (a)	1,521	1,337
5.60%, 3/13/2048 (c)	990	861
5.40%, 3/30/2050 (c)	2,278	1,944
		11,940
Philippines — 0.1%
Republic of Philippines 2.95%, 5/5/2045	5,550	4,336
Portugal — 0.4%
Portuguese Republic 5.13%, 10/15/2024 (c)	12,380	12,901
Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046 (c)	528	555
5.10%, 4/23/2048 (c)	5,270	5,837
4.40%, 4/16/2050 (a)	2,960	2,997
		9,389

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 0.1%
Romania Government Bond 4.63%, 4/3/2049 (a)	EUR 3,467	3,176
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033 (c)	6,380	5,535
6.75%, 3/13/2048 (c)	6,320	4,869
		10,404
Serbia, Republic Of — 0.2%
Republic of Serbia 1.50%, 6/26/2029 (a)	EUR 7,700	6,434
South Africa — 2.0%
Republic of South Africa
4.30%, 10/12/2028	3,700	3,420
7.00%, 2/28/2031	ZAR 637,383	33,438
8.88%, 2/28/2035	ZAR 465,858	26,061
5.75%, 9/30/2049	4,040	3,253
		66,172
Ukraine — 0.2%
Ukraine Government Bond
7.75%, 9/1/2023 (c)	2,280	993
7.75%, 9/1/2026 (c)	7,830	3,065
7.38%, 9/25/2032 (c)	5,650	2,043
		6,101
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,850
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	1,152	1,227
Total Foreign Government Securities (Cost $662,836)		595,818
Loan Assignments — 6.9% (b) (j)
Canada — 0.0% ^
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 12/11/2026 (j)	951	885
Ireland — 0.0% ^
ICON Luxembourg SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028 (j)	680	668
Luxembourg — 0.2%
ICON Luxembourg SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028 (j)	2,730	2,682
Nestle Skin Health, Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026 (j)	5,139	4,918
		7,600
Netherlands — 0.1%
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/6/2026 (j)	1,298	1,229
United Kingdom — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 2/1/2024 (j)	547	540
United States — 6.6%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/10/2028 (j)	3,970	3,743

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/30/2026 (j)	3,595	3,456
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.52%, 10/8/2027 (j)	4,984	4,786
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 5/12/2028 (j)	1,512	1,427
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 12/6/2027 (j)	3,969	3,726
AppleCaramel Buyer LLC, 1st Lien Term Loan B (3-MONTH PRIME + 3.75%), 4.78%, 10/19/2027 (j)	3,943	3,758
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 2.81%, 9/7/2027 (j)	893	868
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 11/8/2027 (j)	5,499	5,351
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 10/10/2026 (j)	1,800	1,736
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.51%, 8/1/2025 (j)	4,390	4,191
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.35%), 4.12%, 2/1/2029 (j)	1,412	1,353
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 6.34%, 2/1/2030 (j)	225	211
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 3.05%, 11/1/2026 (j)	1,154	1,119
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024 (j)	4,238	4,068
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (j)	4,168	3,347
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 12/23/2024 (j)	5,642	5,526
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 10/30/2026 (j)	2,134	2,060
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 11/18/2024 (j)	475	428
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 3/15/2027 (j)	775	727
Chamberlain Group, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 11/3/2028 (j)	2,219	2,083
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (3-MONTH SOFR + 3.25%), 4.05%, 11/22/2028 (j)	997	967
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (j) (k)	1,651	1,588
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.74%, 8/21/2026 (j)	99	90
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 5/17/2028 (j)	4,776	4,361
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.55%, 3/2/2027 (j)	3,595	3,406
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 8/31/2026 (j)	1,588	1,483
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.72%, 10/4/2028 (j)	1,848	1,725
Dexko Global, Inc., Delayed Draw Term Loan B-1 (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/4/2028 (j)	352	329
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 8/2/2027 (j)	1,974	1,906
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 5/3/2025 (j)	128	127
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 10/10/2025 (j)	484	187
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (j)	49	5
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (j)	2,497	2,346
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (j)	924	868
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.26%, 10/30/2026 (j)	2,000	1,874
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 3/31/2027 (j)	4,652	4,448
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.01%, 12/30/2026 (j)	920	897
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.58%, 10/10/2025 (j)	6,732	6,407
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027 (j)	2,932	2,777
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 3.80%, 12/1/2028 (j)	1,088	1,056
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027 (j)	6,448	6,254
Griffon Corp., 1st Lien Term Loan B (3-MONTH SOFR + 2.75%), 3.77%, 1/24/2029 (j)	1,572	1,515
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 3.38%, 3/10/2028 (j)	4,268	3,989
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 12/16/2024 (j)	3,772	3,586
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028 (j)	2,505	2,411
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028 (j)	476	458

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.21%, 11/17/2028 (j)	725	694
Holley, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.58%, 11/17/2028 (j)	69	66
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.21%, 4/25/2025 (j)	448	432
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.26%, 11/8/2028 (j) (l)	1,500	1,448
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 1/29/2026 (j)	2,134	2,067
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 6/30/2028 (j)	3,970	3,896
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 5/4/2028 (j)	4,789	4,661
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.76%, 2/5/2025	1,066	1,020
(3-MONTH SOFR + 3.00%), 3.92%, 12/15/2027	2,987	2,855
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 5/5/2028 (j)	2,201	2,149
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.02%, 3/9/2028 (j)	5,150	4,947
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028 (j)	2,481	2,350
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/23/2028 (j)	2,500	2,409
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 9/13/2024 (j)	1,004	967
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 10/20/2028 (j)	1,995	1,916
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (j)	58	50
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 4/1/2024 ‡ (j)	435	378
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 10/1/2024 (j)	455	295
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 3/6/2028 (j)	2,970	2,874
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/23/2028 (j)	3,184	2,952
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/24/2028 (j)	1,766	1,681
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 11/15/2028 (j)	3,230	3,119
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 11/30/2027 (j)	1,403	1,349
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 2/14/2025 (j)	4,207	4,044
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 3/3/2028 (j)	3,813	3,626
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/21/2028 (j)	3,318	3,204
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (j)	2,891	2,814
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.22%, 12/28/2027 (j)	2,860	2,623
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.76%, 8/31/2028 (j)	3,042	2,914
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.56%, 12/22/2025 (j)	3,224	2,819
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 5.47%, 2/1/2029 (j)	1,000	922
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.76%, 6/11/2028 (j)	3,372	3,242
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 11/8/2024 (j)	323	308
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (j)	2,970	2,146
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 9/25/2026 (j)	1,346	1,153
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 11/9/2028 (j)	399	379
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.01%, 5/18/2026 (j)	175	168
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH SOFR + 4.50%), 5.63%, 4/5/2029 (j)	875	821
SRS Distribution, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/2/2028 (j)	614	581
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.29%, 4/16/2026 (j)	63	58
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.27%, 2/6/2026 (j)	1,182	1,145
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 3/17/2027 (j)	2,923	2,835
Team Health Holdings, 1st Lien Term Loan B (1-MONTH SOFR + 5.25%), 6.28%, 3/2/2027 (j)	969	843
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (j)	744	709

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (j) (l)	66	63
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 3/24/2028 (j)	3,622	3,525
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/29/2028 (j)	2,804	2,525
Traeger Grills, Delayed Draw Term Loan (3-MONTH UNFND + 3.25%), 4.24%, 6/29/2028 (j) (l)	92	83
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 12/1/2028 (j)	463	451
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028 (j)	3,672	3,384
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 1/31/2028 (j)	3,034	2,742
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (j)	2,869	2,773
Ultimate Software Group, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.21%, 5/4/2026	3,605	3,468
(ICE LIBOR USD 3 Month + 3.75%), 4.76%, 5/4/2026	985	956
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028 (j) (l)	462	443
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.01%, 5/16/2024 (j)	206	200
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 8/3/2028 (j)	3,890	3,676
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.43%, 5/11/2028 (j)	3,368	2,771
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 1/8/2027 (j)	2,610	2,510
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 3.18%, 1/20/2028 (j)	1,469	1,426
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.93%, 1/24/2027 (j)	1,263	1,227
		223,176
Total Loan Assignments (Cost $247,792)		234,098
Convertible Bonds — 4.8%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (c)	EUR 2,000	1,698
China — 0.2%
GDS Holdings Ltd. 2.00%, 6/1/2025	3,545	3,381
Huazhu Group Ltd. 0.38%, 11/1/2022	3,860	3,793
		7,174
Israel — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,346	6,326
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	2,370	2,874
United States — 4.3%
8x8, Inc. 0.50%, 2/1/2024	3,000	2,595
Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	1,939
Airbnb, Inc. Zero Coupon, 3/15/2026	7,835	6,918
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	4,967	4,120
Allegheny Technologies, Inc. 3.50%, 6/15/2025	3,255	6,186
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,197
BigCommerce Holdings, Inc. 0.25%, 10/1/2026 (a)	6,506	4,778
Block, Inc.
0.13%, 3/1/2025	1,725	1,847
Zero Coupon, 5/1/2026	3,195	2,641
0.25%, 11/1/2027	840	669
Box, Inc. Zero Coupon, 1/15/2026	2,759	3,246

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Callaway Golf Co. 2.75%, 5/1/2026	1,433	2,040
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	3,957	3,210
Confluent, Inc. Zero Coupon, 1/15/2027 (a)	500	370
Dropbox, Inc. Zero Coupon, 3/1/2028	7,816	6,800
Envestnet, Inc.
1.75%, 6/1/2023	3,505	3,847
0.75%, 8/15/2025 (a)	760	705
Eventbrite, Inc. 0.75%, 9/15/2026	1,897	1,538
Everbridge, Inc. Zero Coupon, 3/15/2026	4,874	4,177
Ford Motor Co. Zero Coupon, 3/15/2026	3,583	3,733
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	5,365	5,352
Guess?, Inc. 2.00%, 4/15/2024	2,245	2,370
II-VI, Inc. 0.25%, 9/1/2022	3,835	5,091
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	3,345
Itron, Inc. Zero Coupon, 3/15/2026	3,270	2,657
JetBlue Airways Corp. 0.50%, 4/1/2026	2,490	1,967
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,401
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	4,718
Lyft, Inc. 1.50%, 5/15/2025	4,720	4,316
Microchip Technology, Inc. 1.63%, 2/15/2027	2,565	5,297
ON Semiconductor Corp. Zero Coupon, 5/1/2027	6,506	8,547
Palo Alto Networks, Inc. 0.38%, 6/1/2025	3,790	6,591
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	3,664
PetIQ, Inc. 4.00%, 6/1/2026	590	572
RingCentral, Inc. Zero Coupon, 3/1/2025	1,975	1,689
Silicon Laboratories, Inc. 0.63%, 6/15/2025	4,285	5,819
Snap, Inc.
0.75%, 8/1/2026	1,075	1,071
Zero Coupon,5/1/2027	1,711	1,254
0.13%, 3/1/2028 (a)	1,025	748
Southwest Airlines Co. 1.25%, 5/1/2025	2,750	3,757
Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	1,082
TripAdvisor, Inc. 0.25%, 4/1/2026	4,350	3,447
Twitter, Inc. Zero Coupon, 3/15/2026	1,125	1,015
Vail Resorts, Inc. Zero Coupon, 1/1/2026	2,210	2,048
Wolfspeed, Inc. 0.25%, 2/15/2028 (a)	2,055	1,832
		144,206
Total Convertible Bonds (Cost $167,786)		162,278
Commercial Mortgage-Backed Securities — 3.0%
United States — 3.0%
A10 Revolving Asset Financing I LLC , 6.34%, 1/9/2020 ‡ (a)	250	250
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	4,375	4,075
BANK
Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡	334	319
Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡	1,168	1,079

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-BN13, Class C, 4.57%, 8/15/2061 ‡	1,703	1,535
Series 2019-BN20, Class XA, IO, 0.83%, 9/15/2062 (h)	8,374	399
Series 2019-BN20, Class C, 3.65%, 9/15/2062 ‡	2,556	2,257
Series 2020-BN25, Class XA, IO, 0.88%, 1/15/2063 (h)	32,400	1,717
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡	5,352	4,825
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 ‡ (a)	13,900	12,795
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050 ‡	484	452
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 ‡	303	272
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡	353	345
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	1,220	1,055
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a)	5,920	5,466
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	15
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (h)	64,195	178
Series K729, Class X1, IO, 0.34%, 10/25/2024 (h)	25,705	169
Series K731, Class X3, IO, 2.11%, 5/25/2025 (h)	3,460	183
Series K739, Class X1, IO, 1.22%, 9/25/2027 (h)	38,715	1,966
Series K104, Class X1, IO, 1.12%, 1/25/2030 (h)	25,664	1,761
Series K108, Class X1, IO, 1.69%, 3/25/2030 (h)	11,995	1,289
Series K117, Class X1, IO, 1.24%, 8/25/2030 (h)	42,737	3,375
Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (h)	7,620	2,200
Series K153, Class X3, IO, 3.78%, 4/25/2035 (h)	5,560	1,483
Series K036, Class X3, IO, 2.11%, 12/25/2041 (h)	31,545	905
Series K720, Class X3, IO, 1.39%, 8/25/2042 (h)	39,172	65
Series K041, Class X3, IO, 1.64%, 11/25/2042 (h)	30,520	1,039
Series K054, Class X3, IO, 1.60%, 4/25/2043 (h)	66,098	3,340
Series K047, Class X3, IO, 1.49%, 6/25/2043 (h)	28,400	1,081
Series K050, Class X3, IO, 1.55%, 10/25/2043 (h)	21,110	922
Series K052, Class X3, IO, 1.61%, 1/25/2044 (h)	15,770	774
Series K726, Class X3, IO, 2.14%, 7/25/2044 (h)	6,381	249
Series K067, Class X3, IO, 2.11%, 9/25/2044 (h)	25,210	2,314
Series K729, Class X3, IO, 1.97%, 11/25/2044 (h)	7,055	290
Series K724, Class X3, IO, 1.89%, 12/25/2044 (h)	10,996	279
Series K071, Class X3, IO, 2.01%, 11/25/2045 (h)	19,450	1,814
Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	12,354	1,219
Series K089, Class X3, IO, 2.30%, 1/25/2046 (h)	11,650	1,467
Series K078, Class X3, IO, 2.21%, 6/25/2046 (h)	10,990	1,215
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	12,520	1,618
Series K094, Class X3, IO, 2.12%, 7/25/2047 (h)	4,450	542
FNMA ACES
Series 19-M18, Class ASQ2, 2.03%, 9/25/2024	3,800	3,800
Series 2020-M39, Class X2, IO, 1.57%, 8/25/2031 (h)	10,901	1,003
Series 2016-M4, Class X2, IO, 2.63%, 1/25/2039 (h)	3,506	27
FREMF Series 2018-KF46, Class B, 2.75%, 3/25/2028 (a) (h)	805	781
FREMF Mortgage Trust
Series 2017-KF29, Class B, 4.35%, 2/25/2024 (a) (h)	624	623

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-KF31, Class B, 3.70%, 4/25/2024 (a) (h)	685	679
Series 2017-KF36, Class B, 3.45%, 8/25/2024 (a) (h)	574	572
Series 2017-KF38, Class B, 3.30%, 9/25/2024 (a) (h)	251	250
Series 2017-KF41, Class B, 3.30%, 11/25/2024 (a) (h)	326	323
Series 2018-KF42, Class B, 3.00%, 12/25/2024 (a) (h)	648	627
Series 2018-KF45, Class B, 2.75%, 3/25/2025 (a) (h)	215	210
Series 2018-KF47, Class B, 2.80%, 5/25/2025 (a) (h)	156	154
Series 2016-KF24, Class B, 5.80%, 10/25/2026 (a) (h)	172	174
Series 2017-KF40, Class B, 3.50%, 11/25/2027 (a) (h)	537	532
Series 2018-KF50, Class B, 2.70%, 7/25/2028 (a) (h)	645	634
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (h)	900	889
Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (h)	4,200	4,176
Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (h)	1,265	1,242
GNMA
Series 2013-48, , IO, 0.50%, 7/16/2054 (h)	15,383	269
Series 2017-9, , IO, 0.59%, 1/16/2057 (h)	6,849	264
Series 2017-151, , IO, 0.74%, 9/16/2057 (h)	2,425	109
Series 2016-157, , IO, 0.91%, 11/16/2057 (h)	8,069	391
Series 2016-119, , IO, 0.87%, 4/16/2058 (h)	5,127	194
Series 2017-54, , IO, 0.65%, 12/16/2058 (h)	3,391	150
Series 2017-23, , IO, 0.62%, 5/16/2059 (h)	5,881	235
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050 ‡	605	583
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (h)	336	326
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 ‡	860	809
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡	395	377
JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.16%, 10/15/2050 ‡	335	308
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.39%, 12/15/2049 ‡	484	432
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡	1,171	487
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.04%, 2/15/2047 ‡	364	366
Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡	607	580
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.31%, 11/14/2042 ‡	821	804
Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡	470	460
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡	1,795	1,727
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	1,694	1,649
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (h)	937	915
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (h)	2,710	2,657
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡	386	353
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡	1,007	947
Total Commercial Mortgage-Backed Securities (Cost $109,743)		100,681

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 2.1%
Cayman Islands — 0.1%
LCM XVI LP Series 16A, Class A2R, 2.22%, 10/15/2031 (a) (h)	1,860	1,834
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 (a)	192	187
		2,021
United States — 2.0%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	1,055	1,052
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 2.58%, 4/25/2034 ‡	44	43
American Credit Acceptance Receivables Trust
Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	460	461
Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	540	542
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 1.83%, 2/25/2034 ‡	53	50
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	680	675
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024 (a)	445	445
Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	1,645	1,646
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 2.13%, 12/25/2032 ‡	18	18
Series 2004-ECC2, Class M2, 1.98%, 12/25/2034 ‡	874	856
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	1,254	1,251
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	2,159	2,171
Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	2,954
DRIVEN BRANDS FUNDING LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,794	1,693
DT Auto Owner Trust Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	3,067	3,045
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	900	912
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,790	1,808
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	880	890
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	1,570	1,559
Freed ABS Trust
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	44	44
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	1,250	1,250
Fremont Home Loan Trust Series 2004-2, Class M2, 1.94%, 7/25/2034 (h)	7	7
GLS Auto Receivables Issuer Trust Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,213
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	2,790	2,732
Home Equity Asset Trust Series 2004-6, Class M2, 1.91%, 12/25/2034 ‡	39	39
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	775	811
Series 2019-1, Class A, 2.95%, 5/15/2028	549	484
Series 2020-1, Class B, 7.75%, 11/15/2028	457	487
Marlette Funding Trust Series 2018-1A, Class D, 4.85%, 3/15/2028 ‡ (a)	38	38
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 1.98%, 7/25/2034 (h)	34	33
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	76	78
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 1.86%, 1/25/2034	3	3
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (a)	6,340	5,836
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	475	465
Series 2018, Class B, 4.61%, 2/9/2030 ‡	488	484

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (a)	1,250	1,245
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 3.36%, 4/25/2023 (a) (h)	1,980	1,959
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	1,145	1,148
RASC Trust
Series 2005-EMX1, Class M1, 1.65%, 3/25/2035 ‡	322	319
Series 2005-KS2, Class M1, 1.65%, 3/25/2035 ‡	8	8
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 ‡ (f)	61	61
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (f)	637	588
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	1,253	1,215
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	270	270
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,671
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	2,867
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	3,873
Saxon Asset Securities Trust Series 2004-3, Class M1, 1.91%, 12/26/2034 ‡	173	170
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 2.01%, 10/25/2033 ‡	34	34
Tesla Auto Lease Trust
Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	1,220	1,213
Series 2021-A, Class D, 1.34%, 3/20/2025 (a)	3,826	3,612
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	7,300	6,862
Westlake Automobile Receivables Trust Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,883
		68,073
Total Asset-Backed Securities (Cost $72,119)		70,094
Collateralized Mortgage Obligations — 1.9%
United Kingdom — 0.0% ^
Brass NO 8 plc Series 8A, Class A1, 2.11%, 11/16/2066 (a) (h)	778	778
United States — 1.9%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,150	1,999
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	46	42
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	758	671
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,600	1,571
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (h)	788	770
Angel Oak Mortgage Trust I LLC Series 2019-4, Class A3, 3.30%, 7/26/2049 (a) (h)	109	109
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 2.78%, 2/25/2037 (h)	24	23
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 3.76%, 5/25/2023 (a) (h)	1,210	1,198
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	969	538
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 3.11%, 10/25/2039 ‡ (a)	446	442
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 1.45%, 8/19/2045 (h)	448	402
FHLMC STACR Trust Series 2018-HQA2, Class M2, 3.31%, 10/25/2048 (a) (h)	1,450	1,438
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 5.93%, 8/15/2026 (h)	175	7
Series 4304, Class DI, IO, 2.50%, 1/15/2027	100	2
Series 4030, Class IL, IO, 3.50%, 4/15/2027	122	6

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4043, Class PI, IO, 2.50%, 5/15/2027	677	30
Series 4057, Class UI, IO, 3.00%, 5/15/2027	344	13
Series 4120, Class UI, IO, 3.00%, 10/15/2027	344	14
Series 4323, Class IW, IO, 3.50%, 4/15/2028	58	2
Series 4311, Class QI, IO, 3.00%, 10/15/2028	352	12
Series 4324, Class AI, IO, 3.00%, 11/15/2028	221	8
Series 4313, Class UI, IO, 3.00%, 3/15/2029	559	33
Series 4280, Class KI, IO, 3.50%, 9/15/2031	225	6
Series 3459, Class JS, IF, IO, 5.38%, 6/15/2038 (h)	184	23
Series 4018, Class HI, IO, 4.50%, 3/15/2041	105	9
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	150	23
Series 4173, Class I, IO, 4.00%, 3/15/2043	430	75
Series 4305, Class SK, IF, IO, 5.73%, 2/15/2044 (h)	3,848	634
Series 4372, Class SY, IF, IO, 5.23%, 8/15/2044 (h)	515	72
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,524	226
Series 4694, Class SA, IF, IO, 5.23%, 6/15/2047 (h)	3,294	562
Series 4689, Class SD, IF, IO, 5.28%, 6/15/2047 (h)	6,396	1,077
Series 4714, Class SA, IF, IO, 5.28%, 8/15/2047 (h)	4,980	806
Series 4983, Class SY, IF, IO, 5.09%, 5/25/2050 (h)	7,114	1,133
Series 5022, IO, 3.00%, 9/25/2050	7,766	1,113
Series 5023, Class MI, IO, 3.00%, 10/25/2050	14,216	2,576
Series 5072, Class DI, IO, 3.50%, 2/25/2051	13,228	2,461
FHLMC, STRIPS Series 319, Class S2, IF, IO, 5.13%, 11/15/2043 (h)	7,563	1,145
FNMA, Connecticut Avenue Securities Series 2016-C06, Class 1M2, 5.26%, 4/25/2029 (h)	898	923
FNMA, REMIC
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	673	38
Series 2013-15, IO, 2.50%, 3/25/2028	1,048	53
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	694	44
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	377	18
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	72	1
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	3,043	135
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	2,636	288
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	647	66
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	14	—
Series 2012-93, Class SE, IF, IO, 5.09%, 9/25/2042 (h)	1,796	265
Series 2012-93, Class SG, IF, IO, 5.09%, 9/25/2042 (h)	331	45
Series 2012-133, Class NS, IF, IO, 5.14%, 12/25/2042 (h)	3,346	486
Series 2014-14, Class SA, IF, IO, 4.94%, 4/25/2044 (h)	5,135	767
Series 2015-40, Class LS, IF, IO, 5.16%, 6/25/2045 (h)	2,710	388
Series 2015-85, Class SA, IF, IO, 4.61%, 11/25/2045 (h)	3,368	441
Series 2016-25, Class SL, IF, IO, 4.99%, 5/25/2046 (h)	3,569	542
Series 2016-39, Class LS, IF, IO, 4.99%, 7/25/2046 (h)	10,565	1,857
Series 2016-61, Class ST, IF, IO, 4.99%, 9/25/2046 (h)	7,195	1,286
Series 2016-75, Class SC, IF, IO, 5.09%, 10/25/2046 (h)	8,965	998
Series 2017-13, Class AS, IF, IO, 5.04%, 2/25/2047 (h)	6,329	1,009
Series 2019-42, Class SK, IF, IO, 5.04%, 8/25/2049 (h)	4,116	622
Series 2017-57, Class SA, IF, IO, 5.09%, 8/25/2057 (h)	3,547	715

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	68	1
Series 401, Class C6, IO, 4.50%, 10/25/2029	229	9
GNMA
Series 2011-13, Class S, IF, IO, 5.08%, 1/16/2041 (h)	368	42
Series 2017-107, Class KS, IF, IO, 5.27%, 7/20/2047 (h)	4,126	561
Series 2019-42, Class SJ, IF, IO, 5.12%, 4/20/2049 (h)	2,846	341
Series 2019-115, Class SD, IF, IO, 5.17%, 9/20/2049 (h)	1,124	141
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (h)	2,417	62
Goodgreen Trust 5.00%, 10/20/2051 ‡	1,843	1,691
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (h)	132	41
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 1.12%, 8/19/2037 (h)	113	103
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1.37%, 5/25/2036 (h)	1,781	1,621
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡	165	116
PNMAC GMSR ISSUER TRUST
Series 2018-GT1, Class A, 3.86%, 2/25/2023 (a) (h)	1,400	1,392
Series 2018-GT2, Class A, 3.66%, 8/25/2025 (a) (h)	3,690	3,643
SART Series 2017-14.75%, 7/15/2024	1,433	1,432
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049 (a) (h)	114	114
Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (h)	320	319
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 2.84%, 2/25/2035 (h)	102	102
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (f)	467	460
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (a) (h)	12,600	12,545
		62,994
Total Collateralized Mortgage Obligations (Cost $69,036)		63,772
Supranational — 0.4%
African Export-Import Bank (The), 5.25%, 10/11/2023 (c)	2,380	2,404
European Union, 0.10%, 10/4/2040 (c)	EUR 14,420	10,982
Total Supranational (Cost $18,770)		13,386
	SHARES (000)
Common Stocks — 0.3%
France — 0.1%
Vallourec SA *	85	1,178
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	1,042
United States — 0.2%
Chesapeake Energy Corp.	2	155
Claire's Stores, Inc. ‡ *	1	425
Clear Channel Outdoor Holdings, Inc. *	71	112
EP Energy Corp. *	10	81

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Goodman Networks, Inc. ‡ *	1	—
iHeartMedia, Inc., Class A *	24	289
Moran Foods Backstop Equity ‡ *	23	23
MYT Holding Co. ‡ *	247	188
NMG, Inc. *	2	284
Oasis Petroleum, Inc.	26	4,170
Vistra Corp.	6	165
Whiting Petroleum Corp.	20	1,749
		7,641
Total Common Stocks (Cost $6,024)		9,861
	NO. OF WARRANTS (000)
Warrants — 0.1%
United Kingdom — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	43	1,930
United States — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 33.70 USD *	3	209
expiring 2/9/2026, price 25.73 USD *	5	379
expiring 2/9/2026, price 29.93 USD *	5	396
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	1	11
		995
Total Warrants (Cost $—)		2,925
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $279)	1	2,336
Total Convertible Preferred Stocks (Cost $279)		2,336
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	1	—
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	459
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (m)	13	263
Total Preferred Stocks (Cost $697)		722
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
United States — 0.0% ^
U.S. Treasury Bonds , 2.00%, 8/15/2051(Cost $19)	20	16

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	8	—
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	6	8
Total Rights (Cost $—)		8
	SHARES (000)
Short-Term Investments — 6.4%
Investment Companies — 6.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (n) (o)(Cost $216,752)	216,712	216,777
Total Investments — 99.6% (Cost $3,703,123)		3,370,487
Other Assets Less Liabilities — 0.4%		14,095
NET ASSETS — 100.0%		3,384,582

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
BRL	Brazilian Real
CNY	China Yuan
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
UNFND	Unfunded
USD	United States Dollar
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(i)	Defaulted security.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of reporting date (e.g. March 31, 2021.)
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	122	06/08/2022	EUR	19,859	(297)
Euro-Buxl	42	06/08/2022	EUR	7,318	(709)
Euro-Schatz	14	06/08/2022	EUR	1,655	(9)
Australia 10 Year Bond	1,266	06/15/2022	AUD	111,040	(2,428)
U.S. Treasury 10 Year Ultra Note	1,734	09/21/2022	USD	222,629	157
U.S. Treasury Ultra Bond	351	09/21/2022	USD	54,559	(1,258)
					(4,544)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(1,705)	06/08/2022	EUR	(231,528)	7,776
Euro-Bund	(127)	06/08/2022	EUR	(20,673)	291
Euro-Buxl	(20)	06/08/2022	EUR	(3,485)	859
Japan 10 Year Bond	(207)	06/13/2022	JPY	(240,566)	(739)
U.S. Treasury 2 Year Note	(2,336)	09/30/2022	USD	(493,097)	(1,116)
U.S. Treasury 5 Year Note	(889)	09/30/2022	USD	(100,408)	(307)
U.S. Treasury 10 Year Note	(2,283)	09/21/2022	USD	(272,604)	1,653
U.S. Treasury 10 Year Ultra Note	(2,149)	09/21/2022	USD	(275,911)	(87)
U.S. Treasury Long Bond	(284)	09/21/2022	USD	(39,574)	19
U.S. Treasury Ultra Bond	(307)	09/21/2022	USD	(47,719)	886
					9,235
					4,691

Abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
EUR	408,258	USD	438,033	BNP Paribas	6/3/2022	271
EUR	6,181	USD	6,453	Goldman Sachs International	6/3/2022	183
EUR	11,328	USD	11,987	HSBC Bank, NA	6/3/2022	174
EUR	2,762	USD	2,916	Royal Bank of Canada	6/3/2022	50
EUR	718	USD	757	Standard Chartered Bank	6/3/2022	14
EUR	6,485	USD	6,839	State Street Corp.	6/3/2022	123
AUD	4,902	EUR	3,263	Royal Bank of Canada	6/22/2022	12
AUD	500	USD	355	Citibank, NA	6/22/2022	4
AUD	3,500	USD	2,468	Royal Bank of Canada	6/22/2022	45
AUD	1,000	USD	700	Standard Chartered Bank	6/22/2022	18
BRL	71,906	USD	13,845	Citibank, NA**	6/22/2022	1,195
CLP	20,793,933	USD	23,907	Barclays Bank plc**	6/22/2022	1,242
CNY	327,486	USD	48,474	BNP Paribas**	6/22/2022	649
COP	33,155,520	USD	8,484	Barclays Bank plc**	6/22/2022	288
COP	34,709,226	USD	8,446	BNP Paribas**	6/22/2022	737
CZK	201,665	EUR	7,997	Citibank, NA	6/22/2022	139
CZK	201,665	EUR	7,993	Goldman Sachs International	6/22/2022	144
EUR	3,933	CNY	28,132	Barclays Bank plc**	6/22/2022	7
EUR	16,175	CNY	115,732	Goldman Sachs International**	6/22/2022	23
EUR	3,740	USD	3,921	BNP Paribas	6/22/2022	98
EUR	720	USD	761	Merrill Lynch International	6/22/2022	13
EUR	5,050	USD	5,325	Royal Bank of Canada	6/22/2022	103
EUR	1,134	USD	1,194	State Street Corp.	6/22/2022	24
EUR	1,500	USD	1,589	TD Bank Financial Group	6/22/2022	23
IDR	180,517,703	USD	12,309	Barclays Bank plc**	6/22/2022	108
IDR	123,627,906	USD	8,440	BNP Paribas**	6/22/2022	64
IDR	421,598,356	USD	28,875	Goldman Sachs International**	6/22/2022	123
IDR	369,876,244	USD	25,357	Standard Chartered Bank**	6/22/2022	84
KRW	10,884,897	USD	8,498	Citibank, NA**	6/22/2022	262
MYR	23,976	USD	5,464	BNP Paribas**	6/22/2022	9
MYR	22,992	USD	5,242	Standard Chartered Bank**	6/22/2022	7
PLN	37,552	EUR	7,994	BNP Paribas	6/22/2022	180
PLN	114,379	EUR	24,180	Merrill Lynch International	6/22/2022	728
PLN	83,502	USD	18,468	Goldman Sachs International	6/22/2022	1,034
SGD	24,469	USD	17,531	HSBC Bank, NA	6/22/2022	329
THB	293,240	USD	8,445	Goldman Sachs International	6/22/2022	129
THB	514,136	USD	14,794	TD Bank Financial Group	6/22/2022	239
USD	8,486	BRL	40,337	Goldman Sachs International**	6/22/2022	49
USD	17,020	INR	1,314,254	Citibank, NA**	6/22/2022	129
Total unrealized appreciation						9,053
EUR	1,304	USD	1,408	Royal Bank of Canada	6/3/2022	(7)
USD	456,090	EUR	430,782	HSBC Bank, NA	6/3/2022	(6,394)
USD	6,587	EUR	6,254	Royal Bank of Canada	6/3/2022	(127)
USD	40,532	GBP	32,271	Barclays Bank plc	6/6/2022	(133)
EUR	8,102	CZK	203,613	BNP Paribas	6/22/2022	(111)
EUR	24,002	CZK	603,736	Merrill Lynch International	6/22/2022	(354)
EUR	8,031	PLN	38,081	Citibank, NA	6/22/2022	(264)
EUR	8,033	PLN	38,081	Goldman Sachs International	6/22/2022	(261)
USD	92,968	AUD	135,253	BNP Paribas	6/22/2022	(4,129)
USD	4,216	AUD	5,943	HSBC Bank, NA	6/22/2022	(50)
USD	10,420	BRL	53,720	Goldman Sachs International**	6/22/2022	(817)
USD	8,517	CLP	7,376,010	Citibank, NA**	6/22/2022	(404)
USD	86,718	CNY	591,200	Citibank, NA**	6/22/2022	(1,964)
USD	15,085	COP	62,447,064	Goldman Sachs International**	6/22/2022	(1,437)
USD	89,786	EUR	86,394	HSBC Bank, NA	6/22/2022	(3,061)
USD	4,811	EUR	4,616	State Street Corp.	6/22/2022	(151)
USD	16,790	IDR	246,603,813	Barclays Bank plc**	6/22/2022	(173)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
USD	36,681	IDR	535,396,075	Goldman Sachs International**	6/22/2022	(145)
USD	2,284	JPY	294,260	State Street Corp.	6/22/2022	(3)
USD	8,455	KRW	10,722,670	BNP Paribas**	6/22/2022	(175)
USD	107,643	MXN	2,192,914	Citibank, NA	6/22/2022	(3,319)
USD	10,681	MYR	46,968	Standard Chartered Bank**	6/22/2022	(42)
USD	19,533	PHP	1,028,741	Goldman Sachs International**	6/22/2022	(58)
USD	3,437	PLN	14,829	Citibank, NA	6/22/2022	(26)
USD	8,791	RON	42,026	Goldman Sachs International	6/22/2022	(310)
USD	8,395	THB	287,485	Citibank, NA	6/22/2022	(10)
USD	43,701	ZAR	706,601	Barclays Bank plc	6/22/2022	(1,345)
USD	436,194	EUR	405,815	BNP Paribas	7/5/2022	(265)
USD	40,619	GBP	32,271	Barclays Bank plc	7/5/2022	(53)
Total unrealized depreciation						(25,588)
Net unrealized depreciation						(16,535)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX .NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 174,150	(10,085)	5,533	(4,552)

(*)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2022 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day MIBOR Semi-Annually	5.70 Semi-Annually	Receive	2/17/2027	INR 3,400,000	—	2,119
1 day CDI at maturity	11.91 At Termination	Pay	1/2/2025	BRL 259,038	—	(430)
1 day SOFR Annually	2.85 Annually	Receive	6/15/2027	USD 150,000	—	(1,853)
					—	(2,283)
						(164)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
INR	Indian Rupee
MIBOR	Mumbai Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.42%
1 day MIBOR	4.27
1 day SOFR	0.79

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$2,021	$—	$2,021
United States	—	51,412	16,661	68,073
Total Asset-Backed Securities	—	53,433	16,661	70,094
Collateralized Mortgage Obligations
United Kingdom	—	778	—	778
United States	—	60,745	2,249	62,994
Total Collateralized Mortgage Obligations	—	61,523	2,249	63,772
Commercial Mortgage-Backed Securities
United States	—	57,998	42,683	100,681
Common Stocks
France	—	1,178	—	1,178
Luxembourg	—	—	1,042	1,042
United States	6,640	365	636	7,641
Total Common Stocks	6,640	1,543	1,678	9,861
Convertible Bonds	—	162,278	—	162,278
Convertible Preferred Stocks	—	—	2,336	2,336
Corporate Bonds	—	1,897,715	—	1,897,715
Foreign Government Securities	—	595,818	—	595,818
Loan Assignments
Canada	—	885	—	885
Ireland	—	668	—	668
Luxembourg	—	7,600	—	7,600
Netherlands	—	1,229	—	1,229
United Kingdom	—	540	—	540
United States	—	222,793	383	223,176
Total Loan Assignments	—	233,715	383	234,098
Preferred Stocks
United States	263	—	459	722
Rights
Luxembourg	—	—	—	—
United States	—	—	8	8
Total Right	—	—	8	8
Supranational	—	13,386	—	13,386
U.S. Treasury Obligations	—	16	—	16
Warrants
United Kingdom	—	—	1,930	1,930
United States	984	—	11	995
Total Warrants	984	—	1,941	2,925
Short-Term Investments
Investment Companies	216,777	—	—	216,777
Total Investments in Securities	$224,664	$3,077,425	$68,398	$3,370,487

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,053	$—	$9,053
Futures Contracts	11,641	—	—	11,641
Swaps	—	7,652	—	7,652
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(25,588)	—	(25,588)
Futures Contracts	(6,950)	—	—	(6,950)
Swaps	—	(2,283)	—	(2,283)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,691	$(11,166)	$—	$(6,475)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$16,954	$—	$(516)	$3	$2,981	$(2,549)	$19	$(231)	$16,661
Collateralized Mortgage Obligations	1,876	—	(27)	—(a)	—	(248)	648	—	2,249
Commercial Mortgage-Backed Securities	40,320	—	(2,282)	17	—	—	4,628	—	42,683
Common Stocks	2,114	—(a)	(436)	—	—	—	—	—	1,678
Convertible Preferred Stocks	2,214	47	135	—	—	(60)	—	—	2,336
Corporate Bonds	—(a)	—	—(a)	—(a)	37	(37)	—	—	—
Loan Assignments	432	—(a)	(54)	2	7	(4)	—	—	383
Preferred Stocks	786	—	(327)	—	—	—	—	—	459
Rights	9	—	—(a)	—	—	(1)	—	—	8
Warrants	931	—	1,010	—	—	—	—	—	1,941
Total	$65,636	$47	$(2,497)	$22	$3,025	$(2,899)	$5,295	$(231)	$68,398

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(2,529).
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$- (c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x(5.0x)
			Liquidity Discount	30.00%(0.00%)

Preferred Stocks	- (c)
	16,661	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 35.00% (15.80%)
			Constant Default Rate	0.00% - 4.20% (0.33%)
			Yield (Discount Rate of Cash Flows)	3.19% - 6.97% (5.89%)

Asset-Backed Securities	16,661
	558	Discounted Cash Flow	Constant Prepayment Rate	6.65% - 10.00% (9.30%)
			Constant Default Rate	0.00% - 1.42% (0.30%)
			Yield (Discount Rate of Cash Flows)	4.40% - 8.01% (5.15%)

Collateralized Mortgage Obligations	558
	25,349	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.00% (11.00%)

Commercial Mortgage-Backed Securities	25,349
	384	Terms of Restructuring	Expected Recovery	10.90% - 100.00% (98.76%)

Loan Assignments	384
Total	42,952

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $25,446. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$257,739	$408,104	$449,045	$(59)	$38	$216,777	216,712	$208	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.